Cover	Mar. 20, 2025
Cover [Abstract]
Entity Registrant Name	ROYALTY MANAGEMENT HOLDING CORPORATION
Entity Central Index Key	0001843656
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Mar. 20, 2025
Entity Ex Transition Period	true
Entity File Number	001-40233
Entity Tax Identification Number	86-1599759
Entity Address Address Line 1	12115 Visionary Way
Entity Address Address Line 2	Suite 174
Entity Address City Or Town	Fishers
Entity Address State Or Province	IN
Entity Address Postal Zip Code	46038
City Area Code	317
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	855-9926
Entity Incorporation State Country Code	FL